Financial Instruments - Summary of Maturity Analysis (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Disclosure of other provisions [line items]
Refund liabilities	¥ 7,541	¥ 7,989
Liabilities for right of return [member]
Disclosure of other provisions [line items]
Refund liabilities	1,769	1,748
Liabilities for rebates [member]
Disclosure of other provisions [line items]
Refund liabilities	¥ 5,772	¥ 6,241